Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of USAA Mutual Funds Trust
In planning and performing our audits of the financial statements of USAA Mutual Funds Trust (comprising USAA Cornerstone
Aggressive Fund, USAA Cornerstone Conservative Fund, USAA
Cornerstone Equity Fund, USAA Cornerstone Moderate Fund,
USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Moderately Conservative Fund, USAA Emerging Markets Fund,
USAA Government Securities Fund, USAA Growth and Tax Strategy
Fund, USAA International Fund, USAA Precious Metals and
Minerals Fund, USAA Sustainable World Fund, and USAA Treasury
Money Market Trust) (the Trust) as of and for the year ended
May 31, 2022, in accordance with the standards of the
Public Company Accounting Oversight Board (United States)
(PCAOB), we considered the Trust's internal control over
financial reporting, including controls over safeguarding
securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial
statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the
effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing
and maintaining effective internal control over financial
reporting. In fulfilling this responsibility, estimates and
judgments by management are required to assess the expected
benefits and related costs of controls. A trust's internal
control over financial reporting is a process designed to
provide reasonable assurance regarding the reliability of
financial reporting and the preparation of financial
statements for external purposes in accordance with U.S.
generally accepted accounting principles. A trust's internal control over financial reporting includes those policies
and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect
the transactions and dispositions of the assets of the trust;
(2) provide reasonable assurance that transactions are
recorded as necessary to permit preparation of financial
statements in accordance with U.S. generally accepted
accounting principles, and that receipts and expenditures of the trust are being made only in accordance with
authorizations of management and trustees of the trust;
and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or
disposition of a trust's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2022.
This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ Ernst & Young LLP
San Antonio, TX
July 29, 2022